UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

                                          With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
 11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item #1. Reports to Stockholders.

INDEX	REMS Real Estate Value Opportunity Fund, REMS Real Estate Income 50/50 Fund and REMS International Real Estate Value Opportunity Fund

Semi-Annual Report to Shareholders

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

For the Six Months Ended June 30, 2015 (unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2015 and are subject to change at any time.

Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	89.19%

	DIVERSIFIED/OTHER	18.53%
23,817	Alexander’s Inc.		$9,764,970
567,400	Forest City Enterprise, Inc., Class A* **		12,539,540
1,114,500	I Star Financial Inc.*		14,845,140
517,942	Kennedy Wilson Holdings Inc.		12,736,194
333,802	Plum Creek Timber Co.		13,542,347
129,800	Vornado Realty Trust		12,321,914

			75,750,105

	EXCHANGE TRADED FUND	1.99%
114,300	Ishares DJ US RE		8,149,590

	HEALTHCARE	5.80%
140,600	Alexandria Real Estate Equities, Inc.		12,296,876
743,633	Physicians Realty Trust		11,422,203

			23,719,079

	HOTEL	8.86%
1,217,937	Felcor Lodging Trust Inc.		12,033,218
534,000	Hersha Hospitality Trust		13,691,760
185,400	Hyatt Hotels Corp.*		10,510,326

			36,235,304

	MORTGAGE REIT	5.28%
586,900	Colony Capital Inc.		13,293,285
2,145,100	Resource Capital Corp.		8,301,537

			21,594,822

	MULTI-FAMILY	12.45%
326,800	Apartment Investment & Management Co. “A”		12,068,724
181,082	Mid-America Apartment Communities, Inc.		13,184,580
173,947	Sun Communities, Inc.**		10,755,143
610,591	WCI Communities, Inc.**		14,892,314

			50,900,761

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	OFFICE/INDUSTRIAL	21.82%
1,032,900	Brandywine Realty Trust		$13,716,912
630,200	Cousins Property		6,541,476
626,200	Duke Realty Corp.		11,628,534
656,100	Empire State Realty Trust Inc. “A”		11,193,066
398,000	Liberty Property Trust		12,823,560
628,500	Mack-Cali Realty Corp.		11,583,255
247,500	Prologis Trust		9,182,250
858,900	Rexford Industrial Realty, Inc.		12,522,762

			89,191,815

	RETAIL	14.46%
685,100	Developers Diversified Realty Corp.		10,746,246
423,000	General Growth Properties, Inc.		10,854,180
540,300	Kimco Realty Corp.**		12,178,362
460,225	Kite Realty Group Trust**		11,261,706
225,405	Ramco-Gershenson Properties Trust		3,678,610
499,300	Urban Edge Properties		10,380,447

			59,099,551

	TOTAL COMMON STOCKS
	(Cost: $316,226,293)		364,641,027

	PREFERRED STOCK	5.53%
272,900	American Realty Cap, Series F, 6.700%		6,552,329
175,200	Colony Capital Inc., Series C, 7.125%		4,075,152
268,800	iStar Financial Inc., Series I, 7.500%		6,451,200
250,400	Resource Capital Corp., Series B, 8.250%		5,468,736

			22,547,417

	TOTAL PREFERRED STOCKS
	(Cost: $18,598,552)		22,547,417

	TOTAL LONG POSITIONS
	(Cost: $334,824,845)		387,188,444

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MONEY MARKET
18,891,683	Money Market Fiduciary, 0.00274%***
	(Cost: $18,891,683)	4.62%	$18,891,683

	NET INVESTMENTS IN SECURITIES
	(Cost: $353,716,528)	99.34%	406,080,127
	Other assets, net of liabilities	0.66%	2,752,533

	NET ASSETS	100.00%	$408,832,660

	SECURITIES SOLD SHORT	–0.54%

	REAL ESTATE DEVELOPMENT
(15,320)	The Howard Hughes Corp.	–0.54%	$(2,199,033)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds: $2,015,198)		$(2,199,033)

* Non-income producing (security is considered non-income producing if at least one dividend has been paid during the last year preceding the date of the Fund’s related balance sheet.)
** All or a portion of position is segregated as collateral for borrowings. The segregated market value of collateral is $34,104,280.
*** Effective 7 day yield as of June 30, 2015.

See Notes to Financial Statements.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2015 (unaudited)

ASSETS
Investments at fair value (identified cost of $353,716,528) (Note 1)	$406,080,127
Cash	50,329
Receivable from broker variation margin	3,278,199
Receivable for securities sold	5,394
Dividends and interest receivable	1,675,333
Receivable for capital stock sold	501,633
Prepaid expenses	183,977

TOTAL ASSETS	411,774,992

LIABILITIES
Securities sold short at fair value (identified proceeds $2,015,198) (Notes 1 and 9)	2,199,033
Payable for capital stock redeemed	335,095
Accrued interest payable	136
Accrued investment management fees	348,254
Accrued 12b-1 fees	7,689
Accrued administration, transfer agency and accounting fees	46,063
Other accrued expenses	6,062

TOTAL LIABILITIES	2,942,332

NET ASSETS	$408,832,660

Net Assets Consist of:
Paid-in-capital applicable to 24,125,340 no par value shares of beneficial interest outstanding, unlimited shares authorized	$337,190,494
Accumulated net investment income	371,714
Accumulated net realized gain (loss) on investments	19,090,688
Accumulated net unrealized appreciation (depreciation) on investments and securities sold short	52,179,764

Net Assets	$408,832,660

NET ASSET VALUE PER SHARE
Institutional Class
($370,672,883 / 21,856,526 shares outstanding)	$16.96

Platform Class
($38,159,777 / 2,268,814 shares outstanding)	$16.82

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2015 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $16,310)	$6,667,358
Interest	2,269

Total investment income	6,669,627

EXPENSES
Investment management fees (Note 2)	2,190,879
12b-1 fees, Platform Class (Note 2)	50,420
Recordkeeping and administrative services (Note 2)	145,496
Accounting fees (Note 2)	163,887
Custodian fees	20,758
Transfer agent fees (Note 2)	99,734
Professional fees	21,115
Filing and registration fees	42,439
Trustees fees	2,193
Compliance fees	3,532
Shareholder servicing and reports	171,185
Dividend expense	208,402
Interest expense (Note 7)	2,213
Other	72,594

Total expenses	3,194,847
Fees paid indirectly (Note 6)	(277)

Net expenses	3,194,570

Net investment income (loss)	3,475,057

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	18,084,130
Net realized gain (loss) on short positions	1,839,330
Net realized gain on foreign currency transactions	87,060
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(39,965,948)
Net increase (decrease) in unrealized appreciation (depreciation) of securities sold short	(66,165)

Net realized and unrealized gain (loss) on investments	(20,021,593)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(16,546,536)

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months
	ended
	June 30, 2015	Year ended
	(unaudited)	December 31, 2014

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$3,475,057	$2,588,703
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	20,010,520	6,707,573
Net increase (decrease) in unrealized appreciation (depreciation) of investments, securities sold short and foreign currencies	(40,032,113)	59,291,208

Increase (decrease) in net assets from operations	(16,546,536)	68,587,484

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(2,939,160)	(2,363,703)
Platform Class	(251,243)	(225,000)
Realized gains
Institutional Class	–	(10,890,544)
Platform Class	–	(1,012,434)

Decrease in net assets from distributions	(3,190,403)	(14,491,681)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	61,059,794	149,389,808
Platform Class	11,706,821	26,652,473
Distributions reinvested
Institutional Class	1,766,407	7,219,669
Platform Class	226,302	1,146,364
Shares redeemed
Institutional Class	(93,253,628)	(75,153,243)
Platform Class	(10,345,135)	(29,261,906)

Increase (decrease) in net assets from capital stock transactions	(28,839,439)	79,993,165

NET ASSETS
Increase (decrease) during period	(48,576,378)	134,088,968
Beginning of period	457,409,038	323,320,070

End of period	$408,832,660	$457,409,038

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CASH FLOWS
Six months ended June 30, 2015 (unaudited)

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(16,546,536)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(118,875,798)
Proceeds from disposition of investment securities	97,359,416
Proceeds from short sales	33,675,079
Closed short transactions	(33,898,822)
Purchase of short term securities, net	(89,293,858)
Proceeds from disposition of short-term securities	133,498,407
Decrease (increase) in receivables for securities sold	4,175,255
Decrease (increase) in receivable from broker	1,085,805
Decrease (increase) in dividends and interest receivable	596,302
Decrease (increase) in prepaid assets	11,247
Increase (decrease) in payable for securities purchased	(779,746)
Increase (decrease) in interest payable	136
Increase (decrease) in accrued management fees	(38,844)
Increase (decrease) in other accrued expense	16,318
Unrealized appreciation on investments	40,032,113
Net realized gain from investments	(20,209,271)

Net cash provided by operating activities	30,807,203

Cash flows from financing activities:
Proceeds from shares sold	74,013,711
Payments on shares redeemed	(103,659,313)
Cash distributions paid	(1,197,694)

Net cash used in financing activities	(30,843,296)

Net increase (decrease) in cash	(36,093)

Cash:
Beginning balance	86,422

Ending balance	$50,329

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$1,992,709

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

			Institutional Class Shares(1)

			Year Ended December 31,

	Six months ended June 30, 2015 (unaudited)		2014	2013	2012	2011	2010

Net asset value, beginning of period	$17.79		$15.53	$14.24	$11.38	$12.00	$9.30
Investment activities
Net investment income (loss)	0.14		0.11	0.12	0.09	0.17	0.19
Net realized and unrealized gain (loss) on investments	(0.84)		2.74	1.97	3.21	(0.47)	2.83

Total from investment activities	(0.70)		2.85	2.09	3.30	(0.30)	3.02

Distributions
Net investment income	–		(0.12)	(0.11)	(0.09)	(0.16)	(0.19)
Realized gains	(0.13)		(0.47)	(0.69)	–	–	–
Return of capital	–		–	–	(0.35)	(0.16)	(0.13)

Total distributions	(0.13)		(0.59)	(0.80)	(0.44)	(0.32)	(0.32)

Net asset value, end of period	$16.96		$17.79	$15.53	$14.24	$11.38	$12.00

Total Return	(2.13%	)***	18.48%	14.75%	29.29%	(2.38% )	32.98%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	1.44%	**	1.36%	1.45%	1.74%	1.50%	1.72%
Expenses, net of fees paid indirectly/before waiver or recovery	1.44%	**	1.36%	1.44%	1.70%	1.39%	1.66%
Expenses, net of fees paid indirectly and waiver or recovery	1.44%	**	1.36%	1.44%	1.70%	1.52%	1.53%
Net investment income	1.61%	**	0.67%	0.75%	0.69%	1.41%	1.86%
Portfolio turnover rate	24.81%	***	42.46%	40.88%	43.19%	107.47%	99.36%
Net assets, end of period (000’s)	$370,673		$418,902	$288,683	$153,557	$151,747	$93,200

**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average share method.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Platform Class Shares(1)

			Year ended December 31,

	Six months ended June 30, 2015 (unaudited)		2014	2013	2012	2011	2010

Net asset value, beginning of period	$17.64		$15.40	$14.13	$11.29	$11.91	$9.22

Investment activities
Net investment income	0.12		0.07	0.08	0.06	0.14	0.21
Net realized and unrealized gain on investments	(0.83)		2.71	1.95	3.18	(0.47)	2.77

Total from investment activities	(0.71)		2.78	2.03	3.24	(0.33)	2.98

Distributions
Net investment income	(0.11)		(0.09)	(0.07)	(0.05)	(0.15)	(0.16)
Realized gains	–		(0.45)	(0.69)
Return of capital	–		–	–	(0.35)	(0.14)	(0.13)

Total distributions	(0.11)		(0.54)	(0.76)	(0.40)	(0.29)	(0.29)

Net asset value, end of period	$16.82		$17.64	$15.40	$14.13	$11.29	$11.91

Total Return	(2.23%	)***	18.17%	14.42%	28.98%	(2.68% )	32.87%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.69%	**	1.61%	1.70%	1.99%	1.75%	1.97%
Expenses, net of fees paid indirectly/before waiver or recovery	1.69%	**	1.61%	1.69%	1.95%	1.64%	1.91%
Expenses, net of fees paid indirectly and waiver or recovery	1.69%	**	1.61%	1.69%	1.95%	1.77%	1.78%
Net investment income	1.36%	**	0.42%	0.50%	0.44%	1.16%	2.00%
Portfolio turnover rate	24.81%	***	42.46%	40.88%	43.19%	107.47%	99.36%
Net assets, end of period (000’s)	$38,160		$38,509	$34,637	$4,163	$3,465	$3,825

**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average share method.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2015 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Value-Opportunity Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. The Fund maintains its financial statements, information and performance history in accordance with the reorganizations.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Fund is to achieve long-term growth of capital and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at fair value. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are in U.S. equity securities traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks/Preferred Stocks	$387,188,444	$–	$–	$387,188,444
Money Market	18,891,683	–	–	18,891,683

	$406,080,127	$–	$–	$406,080,127

Common stock sold short	$(2,199,033)	$–	$–	$(2,199,033)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

Management has reviewed the Fund’s tax positions for each of the open tax years (2012–2014) and expected to be taken in the 2015 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2015, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At June 30, 2015, the value of securities sold short amounted to $2,199,033 against which collateral of $34,104,280, comprised of segregated securities was held. The collateral includes the deposits with brokers for securities sold short and certain long-term investments held long as shown in the Schedule of Investments. For the six months ended June 30, 2015, the Fund incurred fees of $285,811 related to short sales.

NOTE 2 – INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has entered into a contractual expense limitation agreement with the Trust. Pursuant to the agreement, REMS has agreed to waive or limit its fees so that the ratio of total annual operating expenses for the Fund will not exceed 1.50% of the Fund’s average daily net assets until May 31, 2025. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, short-sale dividends, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board. For the six months ended June 30, 2015, the Advisor earned $2,190,879 in investment management fees.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

REMS will be entitled to reimbursement of any fees waived pursuant to this agreement. The total amount of reimbursement recoverable by REMS (the “Reimbursement Amount”) is the sum of all fees previously waived by REMS during any of the previous three (3) years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the Fund (the “Reimbursement Amount”). The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board. Fee waivers and reimbursements by REMS with regard to the Fund will continue to be recoverable. Such recoupment was approved by shareholders in connection with the reorganization of the Fund into the Trust. For the six months ended June 30, 2015, REMS waived no advisory fees.

First Dominion Capital Corporation (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended June 30, 2015, no underwriting fees were received by FDCC in connection with the distribution of the Fund’s shares.

The Fund has adopted a Distribution Plan (the “Plan”) for Platform Shares (“Class P”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributor of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class P shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class P shares. For the six months ended June 30, 2015, there were $50,420 in Class P 12b-1 expenses incurred.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing registration services. For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets. For the six months ended June 30, 2015, CSS earned $145,496 for its services.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. For the six months ended June 30, 2015, CFSI earned $99,734 for its services.

Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For the six months ended June 30, 2015, CFA earned $163,887 for its services.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2015, aggregated $118,875,797 and $97,359,416, respectively. These amounts do not include purchases of $33,675,079 to cover short and sales proceeds of $33,898,822 from sales of short securities.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the six months ended June 30, 2015 and the year ended December 31, 2014 was as follows:

	Six months ended
	June 30, 2015	Year ended
	(unaudited)	December 31, 2014

Distributions paid from
Ordinary Income	$3,190,403	$ 3,496,979
Realized gains	–	10,994,702

Total	$3,190,403	$14,491,681

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income	$371,714
Accumulated net realized gain (loss)	19,090,688
Net unrealized appreciation on investments	52,179,764

$71,642,166

The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2015, the cost for Federal income tax purpose was $334,824,845.

Net unrealized appreciation consists of:

Gross unrealized appreciation	$62,444,120
Gross unrealized depreciation	(10,264,356)

Net unrealized appreciation	$52,179,764

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Class I Shares
	Six months ended		Class I Shares
	June 30, 2015		Year ended
	(unaudited)		December 31, 2014

	Shares	Value	Shares	Value

Shares sold	3,374,193	$61,059,794	9,020,341	$149,389,808
Shares reinvested	99,311	1,766,407	414,306	7,219,669
Shares redeemed	(5,161,538)	(93,253,628)	(4,480,826)	(75,153,243)

Net Increase (decrease)	(1,688,134)	$(30,427,427)	4,953,821	$81,456,234

	Class P Shares
	Six months ended		Class P Shares
	June 30, 2015		Year ended
	(unaudited)		December 31, 2014

	Shares	Value	Shares	Value

Shares sold	654,617	$11,706,821	1,628,220	$26,652,473
Shares reinvested	12,859	226,302	66,715	1,146,364
Shares redeemed	(581,249)	(10,345,135)	(1,761,655)	(29,261,906)

Net Increase (decrease)	86,227	$1,587,988	(66,720)	$(1,463,069)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into agreements with ConvergEx Execution Solutions LLC (“ConvergEx”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. ConvergEx transferred $277 to the Fund’s administrator to offset operating expenses during the six months ended June 30, 2015.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities. The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time. However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The average borrowings for the six months ended June 30, 2015 were $372,488. The interest rate charged for these borrowings, fed Fund open rate plus 50 basis points, was 0.14% at June 30, 2015 and the Fund incurred interest expense of $2,101 for the six months ended June 30, 2015

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2015 and held for the six months ended June 30, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months ended” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Institutional Class Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the six months ended June 30, 2015*
Actual	$1,000	$978.70	$7.06
Hypothetical (5% return before expenses)	$1,000	$1,017.80	$7.20

REMS REAL ESTATE VALUE-OPPORTUNITY FUND – continued
FUND EXPENSES (unaudited)

Platform Class Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the six months ended June 30, 2015*
Actual	$1,000	$977.70	$8.29
Hypothetical (5% return before expenses)	$1,000	$1,016.55	$8.45

* Expenses are equal to the Fund’s annualized expense ratio of 1.44% for Institutional Class and 1.69% for the Platform Class multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:

Real Estate Management Services Group
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the REMS Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

More Information:

For 24 hour, 7 days a week price information, and for information on any series of the World Funds Trust and other shareholder services, call Commonwealth Shareholder Services, Inc. at (800) 673-0550 Toll Free. Fund information is also available online at www.theworldfundstrust.com

Semi-Annual Report to Shareholders

REMS REAL ESTATE INCOME 50/50 FUND

For the Six Months Ended June 30, 2015 (unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2015 and are subject to change at any time..

Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

1

2

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
June 30, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	LONG POSITIONS

	COMMON STOCKS	52.75%

	DIVERSIFIED/OTHER	9.77%
84,500	Plum Creek Timber Co., Inc.		$3,428,165
142,200	Washington REIT		3,690,090
56,100	WP Carey Inc.		3,306,534

			10,424,789

	HEALTHCARE	6.69%
182,500	Biomed Realty Trust Inc.		3,529,550
155,169	Healthcare Realty Trust		3,609,231

			7,138,781

	HOTEL	3.47%
144,425	Hersha Hospitality Trust		3,703,057

	MORTGAGE REIT	5.28%
141,800	Colony Financial Inc.		3,211,770
626,600	Resource Capital Corp.		2,424,942

			5,636,712

	MULTI-FAMILY	8.93%
45,400	Home Properties, Inc.		3,316,470
43,700	Mid-America Apartment Communities, Inc.		3,181,797
49,000	Sun Communities, Inc.		3,029,670

			9,527,937

	OFFICE/INDUSTRIAL	9.88%
267,800	Brandywine Realty Trust		3,556,384
140,200	Columbia Property Trust, Inc.		3,441,910
110,200	Liberty Property Trust		3,550,644

			10,548,938

3

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	RETAIL	8.73%
118,600	Agree Realty Corp		$3,459,562
111,200	Kite Realty Group		2,721,064
192,300	Ramco-Gerhenson Properties Trust		3,138,336

			9,318,962

	TOTAL COMMON STOCKS
	(Cost: $49,338,866)		56,299,176

	PREFERRED STOCK	42.22%

	CONVERTIBLE PREFERRED	0.84%
15,100	Ramco-Gershenson Properties Trust, Series D, 7.250%		898,299

	DIVERSIFIED/OTHER	4.78%
76,900	Digital Realty Trust, Series G, 5.875%		1,818,685
43,200	Public Storage, Series A, 5.8750%		1,077,840
24,044	Public Storage, Series Y, 6.3750%		628,270
70,800	Vornado Realty Trust, Series L, 5.400%		1,582,380

			5,107,175

	HEALTHCARE	2.54%
50,000	Alexandria Real Estate Equities, Inc., Series E, 6.450%		1,277,500
55,437	Sabra Health Care Reit, Inc., Series A, 7.125%		1,433,047

			2,710,547

	HOTEL	2.79%
23,500	Hersha Hospitality Trust, Series B, 8.000%		599,485
31,800	Hersha Hospitality Trust, Series C, 6.875%		825,210
60,000	LaSalle Hotel Properties, Series I, 6.375%		1,554,000

			2,978,695

	INDUSTRIAL	1.99%
43,200	PS Business Parks, Inc., Series T, 6.000%		1,063,584
44,600	PS Business Parks, Inc., Series U, 5.750%		1,059,250

			2,122,834

4

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MORTGAGE REIT	9.98%
57,400	American Realty Cap, Series F, 6.700%		$1,378,174
54,100	Annaly Capital Management, Series C, 7.625%		1,305,433
28,500	Annaly Capital Management, Series D, 7.500%		684,855
31,300	Colony Financial Inc., Series A, 8.500%		809,418
50,000	Colony Financial Inc., Series B, 7.500%		1,250,000
48,400	ISTAR Financial Inc, Series D, 8.000%		1,201,288
50,200	ISTAR Financial Inc., Series I, 7.500%		1,204,800
54,900	Northstar Realty Financial, Series B, 8.250%		1,334,070
68,300	Resource Capital Corp., Series B, 8.250%		1,491,672

			10,659,710

	MULTI-FAMILY	3.51%
30,510	Apartment Investment & Management Co., Series Z, 7.000%		795,701
54,100	Equity Lifestyle Properties, Series C, 6.750%		1,374,140
60,500	Sun Communities Inc., Series A, 7.125%		1,573,605

			3,743,446

	OFFICE	4.89%
59,100	Boston Properties, Inc., Series B, 5.250%		1,453,269
23,908	Brandywine Realty Trust, Series E, 6.900%		616,826
65,637	Kilroy Realty Corp., Series H, 6.375%		1,670,462
57,300	SL Green Realty Corp., Series I, 6.500%		1,476,048

			5,216,605

	RETAIL	10.90%
39,400	CBL & Associates Properties, Inc., Series D, 7.375%		990,122
29,900	Developers Diversified Realty Corp., Series J, 6.500%		760,357
39,600	Developers Diversified Realty Corp., Series K, 6.250%		998,712
39,200	Entertainment Property Trust, Series F, 6.625%		1,019,200

5

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	RETAIL (continued)
54,600	General Growth Properties, Inc., Series A, 6.375%		$1,381,926
64,580	Regency Centers Corp., Series G, 6.000%		1,604,812
32,100	Saul Centers, Inc., Series C, 6.875%		842,946
49,500	Taubman Centers Inc., Series K, 6.250%		1,258,785
49,700	Urstadt Biddle Properties, Inc., Series F, 7.125%		1,305,122
56,800	WP Glimcher, Inc., Series I, 6.875%		1,469,984

			11,631,966

	TOTAL PREFERRED STOCKS
	(Cost: $44,146,858)		45,069,277

	TOTAL LONG POSITIONS
	(Cost: $93,485,724)		101,368,453

	MONEY MARKET
4,671,005	Money Market Fiduciary, 0.00274%*
	(Cost: $4,671,005)	4.37%	4,671,005

	NET INVESTMENTS IN SECURITIES
	(Cost: $98,156,729)	99.34%	106,039,458
	Other assets, net of liabilities	0.66%	704,207

	NET ASSETS	100.00%	$106,743,665

* Effective 7 day yield as of June 30, 2015.

See Notes to Financial Statements

6

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2015 (unaudited)

ASSETS
Investments at fair value (identified cost of $98,156,729) (Note 1)	$106,039,458
Cash	19,360
Receivable for capital stock sold	2,846
Dividends and interest receivable	801,503
Tax reclaims receivable	4,674
Prepaid expenses	69,546

TOTAL ASSETS	106,937,387

LIABILITIES
Payable for capital stock purchased	99,802
Payable for securities purchased	19,049
Accrued advisory fees	50,162
Accrued 12b-1 fees, Platform Class	1,001
Accrued custody fees	2,495
Accrued administration, transfer agent and accounting fees	7,856
Other accrued expenses	13,357

TOTAL LIABILITIES	193,722

NET ASSETS	$106,743,665

Net Assets Consist of:
Paid-in-capital applicable to 7,608,542 no par value shares of beneficial interest outstanding; unlimited shares authorized	$89,834,070
Accumulated net investment income (loss)	29
Accumulated net realized gain (loss) on investments	9,026,837
Net unrealized appreciation (depreciation) of investments	7,882,729

Net Assets	$106,743,665

NET ASSET VALUE PER SHARE
Institutional Class Shares
($104,355,017 / 7,436,793 shares outstanding)	$14.03

Platform Class Shares
($2,388,648 / 171,749 shares outstanding)	$13.91

See Notes to Financial Statements

7

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2015 (unaudited)

INVESTMENT INCOME
Dividend	$3,028,001
Interest	248

Total investment income	3,028,249

EXPENSES
Investment management fees (Note 2)	284,413
12b-1 fees, Platform Class (Note 2)	3,120
Record keeping and administrative services (Note 2)	27,484
Accounting fees (Note 2)	25,450
Custody fees	6,412
Transfer agent fees (Note 2)	25,722
Professional fees	21,489
Filing and registration fees	11,792
Trustees fees	2,222
Compliance fees	3,734
Shareholder servicing and reports	34,725
Other	30,449

Total expenses	477,012
Management fee waivers and reimbursed expenses (Note 2)	(18,831)

Net Expenses	458,181

Net investment income (loss)	2,570,068

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	9,036,954
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(12,836,731)

Net realized and unrealized gain (loss) on investments	(3,799,777)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,229,709)

See Notes to Financial Statements

8

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months
	ended
	June 30, 2015		Year ended
	(unaudited)		December 31, 2014

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$2,570,068		$4,120,153
Net realized gain (loss) on investments	9,036,954		1,323,506
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(12,836,731)		20,852,429

Increase (decrease) in net assets from operations	(1,229,709)		26,296,088

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(2,512,399)		(4,044,326)
Platform Class	(57,640)		(75,827)
Net realized gain
Institutional Class	–		(1,303,909)
Platform Class	–		(23,746)
Return of capital
Institutional Class	–		(948,615)
Platform Class	–		(17,806)

Decrease in net assets from distributions	(2,570,039)		(6,414,229)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	28,160,991		12,902,665
Platform Class	55,288		33,200
Distributions reinvested
Institutional Class	1,460,474		2,557,161
Platform Class	54,299		110,766
Shares redeemed
Institutional Class	(59,545,990	)(1)	(16,882,491	)(1)
Platform Class	(98,551)		(463,675)

Increase (decrease) in net assets from capital stock transactions	(29,913,489)		(1,742,374)

NET ASSETS

Increase (decrease) during period	(33,713,237)		18,139,485
Beginning of period	140,456,902		122,317,417

End of period (including undistributed net investment income (loss) of $29 and $-, respectively)	$106,743,665		$140,456,902

(1) Reflects redemption fees of $- and $808, respectively

See Notes to Financial Statements

9

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class(C)

							September 1, 2010
	Six months ended						through		Year ended
	June 30, 2015		Years ended December 31,				December 31,		August 31,

	(unaudited)		2014	2013	2012	2011	2010***		2010

Net asset value, beginning of period	$14.68		$12.54	$13.34	$11.86	$12.68	$12.50		$12.41

Investment activities
Net investment income (loss)(1)	0.33		0.44	0.51	0.54	0.62	0.01		0.20
Net realized and unrealized gain (loss) on investments	(0.62)		2.39	(0.32)	1.73	(0.92)	1.90		0.28

Total from investment activities	(0.29)		2.83	0.19	2.27	(0.30)	1.91		0.48

Distributions
Net investment income	(0.36)		(0.45)	(0.50)	(0.53)	(0.38)	(0.23)		(0.39)
Net realized gain	–		(0.14)	(0.45)	(0.10)	(0.02)	(1.50)		–
Return of capital	–		(0.10)	(0.04)	(0.16)	(0.12)	–		–

Total distributions	(0.36)		(0.69)	(0.99)	(0.79)	(0.52)	(1.73)		(0.39)

Net asset value, end of period	$14.03		$14.68	$12.54	$13.34	$11.86	$12.68		$12.50

Total Return	(2.07%	)**	23.04%	1.34%	19.49%	(2.22% )	15.22%	**	3.66%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	0.83%	*	0.85%	0.86%	0.96%	1.30%	2.24%	(B)*	1.51%
Expenses, net of fees paid indirectly / before waiver or recovery	0.83%	*	0.85%	0.86%	0.96%	1.20%	2.24%	(B)*	1.51%
Expenses, net of fees paid indirectly and waiver or recovery	0.80%	*	0.80%	0.80%	0.81%	0.81%	1.89%	(B)*	0.99%
Net investment income (loss)	4.52%	*	3.23%	3.71%	4.20%	5.19%	0.18%	*	1.54%
Portfolio turnover rate	15.72%	**	22.72%	39.75%	24.88%	14.52%	3.89%	**	14.03%
Net assets, end of period (000’s)	$104,355		$137,969	$119,900	$117,268	$48,771	$4,216		$30,029

(1) Per share amounts calculated using the average share method.
* Annualized
** Not annualized
*** Effective December 31, 2010, the Fund changed its year end from August 31 to December 31.
(A) Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.
(B) Expense ratio includes expenses incurred for changing investment advisors effective December 31, 2010 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.90% reduction in the expense ratio for the period September 1, 2010 through December 31, 2010.
(C) The Board of Directors of the World Funds, Inc. approved the change in name of the “Investor” share class to the “Institutional” share class effective January 1, 2011.

See Notes to Financial Statements

10

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Platform Class(C)

	Six months ended						September 1, 2010		Year ended
	June 30, 2015		Years ended December 31,				to December 31,		August 31,

	(unaudited)		2014	2013	2012	2011	2010**		2010

Net asset value, beginning of period	$14.55		$12.43	$13.22	$11.76	$12.59	$12.41		$12.32

Investment activities
Net investment income (loss)(1)	0.31		0.41	0.46	0.49	0.59	(0.01)		0.16
Net realized and unrealized gain (loss) on investments	(0.61)		2.36	(0.31)	1.70	(0.94)	1.90		0.28

Total from investment activities	(0.30)		2.77	0.15	2.19	(0.35)	1.89		0.44

Distributions
Net investment income	(0.34)		(0.41)	(0.45)	(0.49)	(0.35)	(0.21)		(0.35)
Net realized gain	–		(0.14)	(0.45)	(0.10)	(0.02)	(1.50)		–
Return of capital	–		(0.10)	(0.04)	(0.14)	(0.11)	–		–

Total distributions	(0.34)		(0.65)	(0.94)	(0.73)	(0.48)	(1.71)		(0.35)

Net asset value, end of period	$13.91		$14.55	$12.43	$13.22	$11.76	$12.59		$12.41

Total Return	(2.16%	)***	22.74%	1.03%	18.98%	(2.68% )	15.23%	**	3.36%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.08%	*	1.10%	1.20%	1.31%	1.65%	2.59%	(B)*	1.86%
Expenses, net of fees paid indirectly / before waiver or recovery	1.08%	*	1.10%	1.20%	1.31%	1.55%	2.59%	(B)*	1.86%
Expenses, net of fees paid indirectly and waiver or recovery	1.05%	*	1.05%	1.14%	1.16%	1.16%	2.24%	(B)*	1.34%
Net investment income	4.27%	*	2.98%	3.37%	3.85%	4.84%	(0.15%	)*	1.19%
Portfolio turnover rate	15.72%	***	22.72%	39.75%	24.88%	14.52%	3.89%	**	14.03%
Net assets, end of period (000’s)	$2,389		$2,488	$2,417	$2,259	$2,054	$2,494		$2,191

* Annualized
** Effective December 31, 2010, the Fund changed its year end from August 31 to December 31.
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement
(B) Expense ratio includes expenses incurred for changing investment advisors effective December 31, 2010 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.90% reduction in the expense ratio for the period September 1, 2010 through December 31, 2010.
(C) The Board of Directors of the World Funds, Inc. approved the change in name of the Class A shares to the Platform Class shares effective November 15, 2013.

See Notes to Financial Statements

11

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2015 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Income 50/50 Fund (the “Fund”) is a series of The World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in 1997 as a series of The World Funds, Inc (“TWF”). Effective August 21, 2008, Institutional Class shares were re-designated as Investor Class shares. Effective November 15, 2013, the Class A shares were re-designated Platform Class shares. On August 15, 2014, the Fund was reorganized from TWF into the Trust.

Effective December 31, 2010, the Board of Directors of the World Funds, Inc. (the “Board”) approved Real Estate Management Services Group, LLC (“REMS”) to act as investment adviser to the Fund, subject to shareholder approval. Concurrent with this action, the Board changed the name of the Fund to the REMS Real Estate Income 50/50 Fund. Effective January 1, 2011, the Investor Class shares were re-named Institutional shares. On April 4, 2011, shareholders approved the appointment of REMS as advisor to the Fund. The Fund currently offers the Institutional Class and Platform Class of shares to new investors.

On April 4, 2011, the shareholders of the Fund approved a change in the Fund’s investment objective and policies. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The primary objective of the Fund is to seek to achieve high current income with a secondary objective of long-term capital growth through investment in the shares of publicly traded real estate securities. The Fund will pursue its income strategy through a portfolio of 50% preferred securities and 50% common equities, rebalanced periodically to offset changes in market valuations.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is

12

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Inputs	Inputs	Total

Common Stocks	$56,299,176	$–	$–	$56,299,176
Preferred Stocks	45,069,277	–	–	45,069,277
Money Market	4,671,005	–	–	4,671,005

	$106,039,458	$–	$–	$106,039,458

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

There were no Level 3 investments held during the six months ended June 30, 2015. During the six months ended June 30, 2015, there were no transfers between Level 1 and Level 2. The Fund recognizes transfers between levels at the end of the reporting period.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

14

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2012–2014) or expected to be taken in the Fund’s 2015 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2015, there were no such reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earning and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distribution for which actual information has not been reported.

15

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group, LLC (“REMS”) provides investment services for an annual fee of 0.50% of average daily net assets of the Fund. For the six months ended June 30, 2015, REMS earned $284,413 and waived $18,831 in investment management fees.

REMS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 0.80% of daily average net assets of the Fund until May 31, 2025. Fund operating expenses do not include distribution fees pursuant to Rule 12b-1 Plans, interest, taxes, short-sale dividends, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”).

REMS may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor during any of the previous three years, less any reimbursement previously paid by the Fund. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, providing the Fund is able to make repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. The total amount of recoverable reimbursements as of June 30, 2015 was $293,306 and expires as follows:

2015	$125,936
2016	82,251
2017	66,288
2018	18,831

$293,306

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets. CSS earned $27,484 in administrative fees for the six months ended June 30, 2015.

The Fund has adopted a Distribution Plan (the “Plan”) for Platform Class Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Platform Class shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Platform

16

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

Class shares. For the six months ended June 30, 2015, there were $3,120 in Platform Class 12b-1 expenses incurred.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended June 30, 2015, FDCC received no underwriting fees.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned for its services, $25,722 for the six months ended June 30, 2015.

Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For its services, CFA earned $25,450 for the six months ended June 30, 2015.

Certain officers and / or an interested trustee of the Fund are also officers and / or directors of FDCC, CSS, CFA and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2015, aggregated $17,202,241 and $44,795,376, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these also differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

17

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

The tax character of distributions paid during the six months ended June 30, 2015 and the year ended December 31, 2014, respectively, was as follows:

	Six months ended
	June 30, 2015	Year ended
	(unaudited)	December 31, 2014

Distributions paid from ordinary income	$2,570,039	$4,179,762
Accumulated net realized gain on investments	–	1,268,046
Return of capital	–	966,421

Total distributions	$2,570,039	$6,414,229

As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$29
Accumulated net realized gain (loss) of investments	9,026,837
Net unrealized appreciation (depreciation) of investments	7,882,729

$16,909,595

As of June 30, 2015, the cost for Federal income tax purpose was $98,156,729.

Net unrealized appreciation consists of:
Gross unrealized appreciation	$9,504,012
Gross unrealized depreciation	(1,621,283)

Net unrealized appreciation	$7,882,729

18

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Institutional Class		Platform Class
	Six months ended		Six months ended
	June 30, 2015		June 30, 2015
	(unaudited)		(unaudited)

	Shares	Value	Shares	Value

Shares sold	1,928,693	$28,160,991	3,812	$55,288
Shares reinvested	100,059	1,460,474	3,751	54,299
Shares redeemed	(3,992,194)	(59,545,990)	(6,824)	(98,551)

Net Increase (decrease)	(1,963,442)	$(29,924,525)	739	$11,036

	Institutional Class		Platform Class
	Year ended		Year ended
	December 31, 2014		December 31, 2014

	Shares	Value	Shares	Value

Shares sold	920,229	$12,902,665	2,462	$33,200
Shares reinvested	184,702	2,557,161	8,094	110,766
Shares redeemed	(1,267,897)	(16,882,491)	(34,040)	(463,675)

Net increase (decrease)	(162,966)	$(1,422,665)	(23,484)	$(319,709)

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with Capital Institutional Services, Inc. (“CAPIS”), a brokerage services provider, whereby a portion of the commissions from each portfolio transaction would be used for the benefit of the Fund and in no event would be used to pay any expenses properly chargeable to the Fund’s Advisor or any other person or entity. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. The agreement with CAPIS was entered into on May 13, 2011. There were no transfers from CAPIS to the Fund’s administrator to offset operating expenses for the six months ended June 30, 2015.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real

19

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities. The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time. However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing). At June 30, 2015, the Fund had no outstanding borrowings on this leverage agreement with ConvergEx Group.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

There were no borrowings during the six months ended June 30, 2015.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

20

REMS REAL ESTATE INCOME 50/50 FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

REMS REAL ESTATE INCOME 50/50 FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2015 and held for the six months ended June 30, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months ended” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Institutional Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Six Months ended June 30, 2015*
Actual	$1,000	$979.30	$3.93
Hypothetical (5% return before expenses)	$1,000	$1,021.00	$4.01

22

REMS REAL ESTATE INCOME 50/50 FUND – (continued)
FUND EXPENSES (unaudited)

Platform Class	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Six Months ended June 30, 2015*
Actual	$1,000	$978.40	$5.15
Hypothetical (5% return before expenses)	$1,000	$1,019.75	$5.26

* Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Institutional Class and 1.05% for Class P, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

23

Investment Adviser:

Real Estate Management Services Group
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the REMS Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

More Information:

For 24 hour, 7 days a week price information, and for information on any series of World Funds Trust, and other shareholder services, call Commonwealth Shareholder Services, Inc. at (800) 673-0550 Toll Free. Fund information is also available online at www.theworldfundstrust.com

Semi-Annual Report to Shareholders

REMS INTERNATIONAL REAL ESTATE
VALUE-OPPORTUNITY FUND

For the Six Months Ended June 30, 2015 (unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2015 and are subject to change at any time.

Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

1

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND COMMON STOCK HOLDINGS BY COUNTRY AS PERCENTAGE OF NET ASSETS AS OF JUNE 30, 2015 (unaudited)

Percentage of Net Assets
24%
20%
16%
12%
8%
4%
0%
Australia
Brazil
Canada
Euro
Great Britain
Hong Kong
Japan
Mexico
Singapore
Industry Sector

2

REMS INTERNATIONAL REAL ESTATE VALUE – OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCK	68.92%

	DIVERSIFIED	21.27%
29,800	Kennedy Wilson Europe Real Estate		$531,942
280,100	Mirvac Group		399,803
232,000	Soundwill Holdings		430,982
107,000	Wheelock & Co. Ltd.		546,623

			1,909,350

	HOTEL	4.44%
44,200	Millennium & Copthorne Hotels		398,661

	OFFICE/INDUSTRIAL	30.50%
21,374	CA Immobilien Anlagen AG		372,913
237,400	Corporacion Immobiliaria Vesta SAB		386,365
53,151	DIC Asset AG		474,033
3,900	Gecina SA		480,652
279,300	Global Logistic Properties Limited		524,634
50,100	NTT Urban Development Corp.		498,605

			2,737,202

	RETAIL	12.71%
397,100	Capital & Regional PLC		358,788
7,900	Hudson Bay Co.		175,521
13,700	Iguatemi Empresa de Shopping Centers SA		108,354
11,300	Vastnet Retail NV		497,792

			1,140,455

	TOTAL COMMON STOCK		6,185,668

	(Cost: $6,399,401)

	MONEY MARKET	31.54%
2,830,477	Money Market Fiduciary, 0.00274%* **		2,830,477

	(Cost: $2,830,477)

3

REMS INTERNATIONAL REAL ESTATE VALUE – OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	NET INVESTMENTS IN SECURITIES
	(Cost: $9,229,878)	100.46%	$9,016,145
	Liabilities in excess of other assets	–0.46%	(41,322)

	NET ASSETS	100.00%	$8,974,823

* Effective 7 day yield as of June 30, 2015.
** The Fund invests a significant amount (31.54% as of June 30, 2015) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publically traded on open markets.

See Notes to Financial Statements

4

REMS INTERNATIONAL REAL ESTATE VALUE – OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2015 (unaudited)

ASSETS
Investments at fair value (identified cost of $9,229,878) (Note 1)	$9,016,145
Dividends and interest receivable	19,818
Receivable for withholding tax reclaims	1,899
Due from advisor	9,155
Prepaid expenses	21,631

TOTAL ASSETS	9,068,648

LIABILITIES
Excess of liabilities over bank balance	216
Payable for securities purchased	82,572
Accrued accounting fees	7,158
Other accrued expenses	3,879

TOTAL LIABILITIES	93,825

NET ASSETS	$8,974,823

Net Assets Consist of:
Paid-in-capital applicable to 885,318 no par value shares of beneficial interest outstanding, unlimited shares authorized	$8,992,971
Accumulated net investment income	69,517
Accumulated net realized gain (loss) on investments	126,151
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency	(213,816)

Net Assets	$8,974,823

NET ASSET VALUE PER SHARE
Founders Class
($8,974,823 / 885,318 shares outstanding)	$10.14

See Notes to Financial Statements

5

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2015 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $6,252)	$68,082
Interest	86

Total investment income	68,168

EXPENSES
Investment management fees (Note 2)	36,501
Accounting fees	16,900
Custodian fees	2,872
Professional fees	17,307
Filing and registration fees	2,230
Trustees fees	2,053
Compliance fees	3,394
Shareholder servicing and reports	2,634
Insurance expense	470
Other	6,172

Total expenses	90,533
Management fee waivers (Note 2)	(36,501)
Expense reimbursements (Note 2)	(54,032)

Net expenses	–

Net investment income (loss)	68,168

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	126,276
Net realized gain (loss) on foreign currency transactions	(2,541)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(230,608)
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currencies	(104)

Net realized and unrealized gain (loss) on investments	(106,977)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(38,809)

See Notes to Financial Statements

6

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

		March 19, 2014*
	Six months ended	through
	June 30, 2015 (unaudited)	December 31, 2014

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$68,168	$19,271
Net realized gain (loss) on investments and foreign currencies	123,735	(910)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currency transactions	(230,712)	16,896

Increase (decrease) in net assets from operations	(38,809)	35,257

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Founders Class	–	(14,596)

Decrease in net assets from distributions	–	(14,596)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Founders Class	4,977,000	4,712,596
Distributions reinvested
Founders Class	–	8,215
Shares redeemed
Founders Class	–	(704,840)

Increase (decrease) in net assets from capital stock transactions	4,977,000	4,015,971

NET ASSETS
Increase (decrease) during period	4,938,191	4,036,632
Beginning of period	4,036,632	–

End of period (including accumulated net investment income of $69,517 and $3,890, respectively)	$8,974,823	$4,036,632

* Commencement of operations

See Notes to Financial Statements

7

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Founders Class Shares(1)

			March 19, 2014*
	Six months ended		through
	June 30, 2015		December 31,
	(unaudited)		2014

Net asset value, beginning of period	$10.07		$10.00

Investment activities
Net investment income	0.10		0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.03)		0.06

Total from investment activities	0.07		0.11

Distributions
Net investment income	–		(0.04)

Total distributions	–		(0.04)

Net asset value, end of period	$10.14		$10.07

Total Return	0.70%	***	1.06%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.48%	**	3.33%	**
Expenses, net of management fee waivers and reimbursements	0.00%	**	0.00%	**
Net investment income	1.87%	**	0.61%	**
Portfolio turnover rate	9.80%	***	1.42%	***
Net assets, end of period (000’s)	$8,975		$4,037

(1) Per share amounts calculated using the average share method.

* Commencement of operations
** Annualized
*** Not annualized

See Notes to Financial Statements

8

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2015 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The REMS International Real Estate Value-Opportunity Fund (the “Fund”), is a series of the World Funds Trust (“WFT” or “Trust”); which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations March 19, 2014 as a series of WFT. The Fund currently offers Founders Class shares.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Fund is to achieve its Value, Yield-Advantage strategy through investment in international public real estate securities, which may include equity REITs, REIT preferreds, and other publicly traded companies whose primary business is in the real estate industry. This strategy may lead to investment in smaller capitalization companies (under $1B). The composition of the portfolio does not seek to mimic equity REIT indices.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been

9

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$6,185,668	$–	$–	$6,185,668
Money Market	2,830,477	–	–	2,830,477

	$9,016,145	$–	$–	$9,016,145

10

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for its initial tax year (2014) and expected to be taken in the Fund’s 2015 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2015, there were no such reclassifications.

11

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meet certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITs and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective counties. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

NOTE 2 – INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has contractually agreed to waive its fees and to reimburse expenses until December 31, 2015, so that there will be no annual fund operating expenses for the Fund’s shares through that date. The Advisor will have no opportunity to recoup these waivers and expense reimbursements at any time in the future. For the six months ended June 30, 2015, the Advisor earned and waived $36,501 in investment management fees and reimbursed expenses of $54,032.

First Dominion Capital Corporation (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended June 30, 2015, no underwriting fees were received by FDCC in connection with the distribution of the Fund’s shares.

12

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS received no fee.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. For such services, CFSI received no fee.

Certain officers and / or an interested trustee of the Fund are also officers and / or directors of FDCC, CSS and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2015, aggregated $4,438,622 and $402,089, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

13

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

The tax character of distributions paid during the six months ended June 30, 2015 and the period March 19, 2014* through December 31, 2014 was as follows:

	Six months ended	Period March 19, 2014*
	June 30, 2015	through
	(unaudited)	December 31, 2014

Distributions paid from
Ordinary Income	$–	$14,596

As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income	$69,517
Net realized gain (loss) on investments	126,151
Net unrealized appreciation on investments and foreign currency	(213,816)

$(18,148)

As of June 30, 2015, the cost for Federal income tax purpose was $6,399,401

Net unrealized depreciation consists of:

Gross unrealized appreciation	$143,261
Gross unrealized depreciation	(356,994)

Net unrealized depreciation	$(213,733)

14

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Founders Class Shares
	Six months ended
	June 30, 2015
	(unaudited)

	Shares	Value

Shares sold	484,615	$4,977,000
Shares reinvested	–	–
Shares redeemed	–	–

Net Increase (decrease)	484,615	$4,977,000

	Founders Class Shares
	Period March 19, 2014* through
	December 31, 2014

	Shares	Value

Shares sold	471,085	$4,712,596
Shares reinvested	814	8,215
Shares redeemed	(71,196)	(704,840)

Net Increase (decrease)	400,703	$4,015,971

* Commencement of operations.

NOTE 6 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

15

SUPPLEMENTAL INFORMATION
World Funds Trust (the “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

16

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2015 and held for the six months ended June 30, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Founders Class Shares	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the six months ended June 30, 2015*
Actual	$1,000	$1,006.95	$0.00
Hypothetical (5% return before expenses)	$1,000	$1,025.00	$0.00

* Expenses are equal to the Fund’s annualized expense ratio of 0.00% for Founders Class, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

17

Investment Adviser:

Real Estate Management Services Group
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the REMS Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

More Information:

For 24 hour, 7 days a week price information, and for information on any series of the World Funds Trust and other shareholder services, call Commonwealth Shareholder Services, Inc. at (800) 673-0550 Toll Free. Fund information is also available online at www.theworldfundstrust.com

ITEM 2.               CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.               AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.               PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.               AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.               SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.               DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.               PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.               PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.               SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.               CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.               EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: September 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: September 2, 2015

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Chief Financial Officer (principal financial officer)

Date: September 2, 2015

* Print the name and title of each signing officer under his or her signature.